Income Tax (Tables)	12 Months Ended
Dec. 31, 2013
Income Tax {1}
Effective Income Tax Rate Reconciliation

The components of the net deferred tax asset at December 31, 2013 and 2012, the statutory tax rate, the effective tax rate and the amount of the valuation allowance are indicated below:

	2013 $	2012 $

Income (Loss) Before Taxes	(441,973)	(368,707)
Statutory rate	34%	34%

Computed expected tax recovery	(150,271)	(125,360)
Non-deductible expenses	67,573	(7,897)
Change in valuation allowance	82,698	133,257

Reported income taxes	–	–

Deferred Tax Assets and Liabilities
	2013 $	2012 $

Deferred tax asset
- Cumulative net operating losses	3,073,840	2,991,142
- Less valuation allowance	(3,073,840)	(2,991,142)

Net deferred tax asset	–	–

Expiration date of the operating losses

The following table lists the fiscal year in which the loss was incurred and the expiration date of the operating:

		Expiration
	Net	Date of
	Loss	Operating
Period Incurred	$	Losses

December 31, 2006	159,600	2026
December 31, 2007	2,310,000	2027
December 31, 2008	2,638,800	2028
December 31, 2009	1,665,000	2029
December 31, 2010	944,400	2030
December 31, 2011	631,600	2031
December 31, 2012	391,900	2032
December 31, 2013	243,200	2033

	8,983,000